REVENUE (Schedule of Estimated Revenue Related to Performance Obligations) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Revenue, Remaining Performance Obligation, Amount	$ 934.3
2019 [Member]
Revenue, Remaining Performance Obligation, Amount	126.5
2020 [Member]
Revenue, Remaining Performance Obligation, Amount	103.1
2021 [Member]
Revenue, Remaining Performance Obligation, Amount	70.8
2022 [Member]
Revenue, Remaining Performance Obligation, Amount	69.6
2023 [Member]
Revenue, Remaining Performance Obligation, Amount	65.7
>2023 [Member]
Revenue, Remaining Performance Obligation, Amount	498.6
Midstream Service Contracts [Member]
Revenue, Remaining Performance Obligation, Amount	392.5
Midstream Service Contracts [Member] | 2019 [Member]
Revenue, Remaining Performance Obligation, Amount	52.2
Midstream Service Contracts [Member] | 2020 [Member]
Revenue, Remaining Performance Obligation, Amount	55.7
Midstream Service Contracts [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Amount	32.3
Midstream Service Contracts [Member] | 2022 [Member]
Revenue, Remaining Performance Obligation, Amount	31.9
Midstream Service Contracts [Member] | 2023 [Member]
Revenue, Remaining Performance Obligation, Amount	28.0
Midstream Service Contracts [Member] | >2023 [Member]
Revenue, Remaining Performance Obligation, Amount	192.4
Gas Sales And Transportation Services [Member]
Revenue, Remaining Performance Obligation, Amount	6.2
Gas Sales And Transportation Services [Member] | 2019 [Member]
Revenue, Remaining Performance Obligation, Amount	0.6
Gas Sales And Transportation Services [Member] | 2020 [Member]
Revenue, Remaining Performance Obligation, Amount	0.6
Gas Sales And Transportation Services [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Amount	0.6
Gas Sales And Transportation Services [Member] | 2022 [Member]
Revenue, Remaining Performance Obligation, Amount	0.6
Gas Sales And Transportation Services [Member] | 2023 [Member]
Revenue, Remaining Performance Obligation, Amount	0.6
Gas Sales And Transportation Services [Member] | >2023 [Member]
Revenue, Remaining Performance Obligation, Amount	3.2
Storage Services [Member]
Revenue, Remaining Performance Obligation, Amount	481.7
Storage Services [Member] | 2019 [Member]
Revenue, Remaining Performance Obligation, Amount	36.7
Storage Services [Member] | 2020 [Member]
Revenue, Remaining Performance Obligation, Amount	36.3
Storage Services [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Amount	36.3
Storage Services [Member] | 2022 [Member]
Revenue, Remaining Performance Obligation, Amount	36.3
Storage Services [Member] | 2023 [Member]
Revenue, Remaining Performance Obligation, Amount	36.3
Storage Services [Member] | >2023 [Member]
Revenue, Remaining Performance Obligation, Amount	299.8
Other [Member]
Revenue, Remaining Performance Obligation, Amount	53.9
Other [Member] | 2019 [Member]
Revenue, Remaining Performance Obligation, Amount	37.0
Other [Member] | 2020 [Member]
Revenue, Remaining Performance Obligation, Amount	10.5
Other [Member] | 2021 [Member]
Revenue, Remaining Performance Obligation, Amount	1.6
Other [Member] | 2022 [Member]
Revenue, Remaining Performance Obligation, Amount	0.8
Other [Member] | 2023 [Member]
Revenue, Remaining Performance Obligation, Amount	0.8
Other [Member] | >2023 [Member]
Revenue, Remaining Performance Obligation, Amount	$ 3.2